Investments in subsidiary undertakings, joint ventures and associates - Equity method and fair value through profit or loss (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in subsidiary undertakings, joint ventures and associates
Fair value of associates accounted for at fair value through profit or loss	£ 2,400	£ 3,500
Share of profits from joint ventures and associates, net of related tax	302	182	£ 238
Other comprehensive income in the joint ventures and associates	0	0	0
Unrecognised share of losses of a joint venture	0	0	0
Unrecognised share of losses of a associate	0	0	0
Contingent liabilities in relation to interests in joint ventures	0	0	0
Capital commitments in relation to interests in joint ventures	0	0	0
Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	302	182	238
Operating segments | Asia insurance operations
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	121	94	130
Operating segments | Asia asset management
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	60	54	41
Operating segments | General insurance commission (UK and Europe insurance operations)
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	106	21	53
Operating segments | UK and Europe asset management
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	15	13	14
Shareholder-backed
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	196	161	185
With-profits | PAC with-profits fund
Investments in subsidiary undertakings, joint ventures and associates
Share of profits from joint ventures and associates, net of related tax	£ 106	£ 21	£ 53